Schedule I—Parent Company only Condensed Financial Information - Schedule of Parent Company Only Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ (666,802)	$ (643,769)	$ 172,179
Purchase of long-term investment		(2,478,000)
Net cash used in investing activities		(2,478,000)
Proceeds from third party loans	310,598
Proceeds from Issuance of Class A Ordinary shares	211,891
Proceeds from initial public offering, net		3,293,096
Net cash provided by (used in) financing activities	522,489	3,293,096	(172,179)
Net increase (decrease) in cash and cash equivalents	(144,313)	171,327
Cash and cash equivalents at the beginning of the year	171,327
Cash and cash equivalents at the end of the year	$ 27,014	$ 171,327